SUBSEQUENT EVENTS (Tables)	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF EBITDA THRESHOLD

	Earnout Amount	Accounting Period	EBITDA Threshold*
a.	$166,666,666	Fiscal Year 2026	$100,000,000
b.	$166,666,667	Fiscal Year 2027	$200,000,000
c.	$166,666,667	Fiscal Year 2028	$325,000,000

*	Resulticks shall receive a pro rated portion of the Earnout Amount provided Resulticks achieves between 75% and 100% of the EBITDA Threshold.